INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN ASSOCIATES [abstract]
Disclosure of investments in associates

1.               INVESTMENTS IN ASSOCIATES

	2019	2020
	RMB’000	RMB’000

Share of net assets	174,686	196,848
Less: provision for impairment	-	-
	174,686	196,848

The movement of investments in associates of the Group during the year is as follows:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Beginning of the year	174,548	181,725	174,686
Share of results after tax	7,177	(7,039)	22,162
End of the year	181,725	174,686	196,848

As at December 31, 2020, the Group had direct interests in the following companies which are incorporated/established and are operating in the PRC:

Name of the entity	Percentage of equity interest attributable to the Company	Paid-in capital	Principal activities

Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng")	49%	RMB343,050,000	Properties leasing and trading of merchandise
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu")	49%	RMB64,000,000	Construction of railroad properties

The above associates are limited liability companies and are unlisted companies. There are no significant contingent liabilities relating to the Group’s interest in the associates and there are no significant restrictions on the transfer of assets or earnings from the associates to the Group.

Set out below are the summarized financial information for Tiecheng and Shentu which are accounted for using the equity method in the consolidated financial statements.

Summarized balance sheets

	Tiecheng		Shentu
	2019	2020	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000

Current assets	77,732	93,571	1,612,909	1,974,930
Non-current assets	361,864	373,860	12,941	10,209
Total assets	439,596	467,431	1,625,850	1,985,139

Current liabilities	223,295	221,928	1,485,647	1,828,909

Equity	216,301	245,503	140,203	156,230

Share of net assets	105,987	120,296	68,699	76,552

Carrying amount of interest in associates	105,987	120,296	68,699	76,552

Summarized comprehensive income statements

	Tiecheng					Shentu
		2018			2019			2020		2018	2019	2020
	RMB’000		RMB’000	RMB’000		RMB’000	RMB’000		RMB’000

Revenue		45,017			45,673			43,241		851,701	1,222,250	1,519,711
Net profit/(loss)		11,039			(23,350)			29,202		3,608	8,986	16,027
Total comprehensive income for the year		11,039			(23,350)			29,202		3,608	8,986	16,027

Reconciliation of the summarized financial information presented to the carrying amount of its interests in associates as follows:

	Tiecheng			Shentu			Total
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Opening net assets	228,612	239,651	216,301	127,609	131,217	140,203	356,221	370,868	356,504
Profit/(loss) for the year	11,039	(23,350)	29,202	3,608	8,986	16,027	14,647	(14,364)	45,229
Closing net assets	239,651	216,301	245,503	131,217	140,203	156,230	370,868	356,504	401,733
Percentage of ownership interest	49%	49%	49%	49%	49%	49%	49%	49%	49%
Carrying value	117,429	105,987	120,296	64,296	68,699	76,552	181,725	174,686	196,848